Equity - Schedule of Assumptions Used in Determining the Fair Value of the Warrants (Details)	12 Months Ended
Mar. 31, 2025
Notes And Other Explanatory Information Abstract
Option life, share options granted	5
Description Of Risk Free Interest Rate Share Option Granted	4.45%
Description Of Expected Volatility Share Option Granted	81.00%
Expected Dividend As Percentage Share Option Granted	0.00%